ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable, net

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivable	5,588,023	12,878,562
Allowance for doubtful accounts	—	—
Accounts receivable, net	5,588,023	12,878,562

Schedule of movements of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	1,857,463	—	—
Additions charged to bad debt expense	592,717	—	682,085
Write-off of bad debt allowance	(2,450,180)	—	(682,085)
Balance at the end of the year	—	—	—